Assets Held for Sale (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Assets Held for Sale (Details) [Line Items]
Loss/ (gain) on sale	$ 9,940	$ 1,690,003	$ 11,325	$ 1,659,575	$ 87,436
Impairment amount	$ 165,216	$ 51,032	$ 165,216	$ 93,884	93,144	524,662
Zoomcar India Private Limited [Member]
Assets Held for Sale (Details) [Line Items]
Loss/ (gain) on sale					$ 1,644,650	$ 31,383